NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED OCTOBER 1, 2018

TO THE PROSPECTUS DATED JANUARY 31, 2018

Effective immediately, Gunther Stein is no longer a portfolio manager for the Funds. Jenny Rhee will continue to serve as the portfolio manager for the Nuveen Symphony Credit Opportunities Fund, and Scott Caraher will continue to serve as the portfolio manager for the Nuveen Symphony Floating Rate Income Fund.

In addition, all references to Class T shares in the prospectus are hereby deleted.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-SCFRP-1018P

NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED OCTOBER 1, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2018

Effective immediately, Gunther Stein is no longer a portfolio manager for the Funds. Jenny Rhee will continue to serve as the portfolio manager for the Nuveen Symphony Credit Opportunities Fund, and Scott Caraher will continue to serve as the portfolio manager for the Nuveen Symphony Floating Rate Income Fund.

In addition, all references to Class T shares in the statement of additional information are hereby deleted except for those in the section entitled “Shares of Beneficial Interest.”

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SCFRSAI-1018P